UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03692

Morgan Stanley Variable Investment Series
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	September 30, 2016

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Variable Investment Series - Limited Duration Portfolio

Portfolio of Investments • September 30, 2016 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Corporate Bonds (77.6%)
	Basic Materials (0.6%)
$175	Goldcorp, Inc. (Canada)	2.125%	03/15/18	$175,631

	Communications (7.5%)
150	Amazon.com, Inc.	2.60	12/05/19	155,752
400	AT&T, Inc.	2.45	06/30/20	407,745
225	Baidu, Inc. (China)	3.25	08/06/18	231,095
200	CBS Corp.	2.30	08/15/19	202,875
225	Orange SA (France)	2.75	02/06/19	231,343
175	Scripps Networks Interactive, Inc.	2.75	11/15/19	179,802
125	Thomson Reuters Corp. (Canada)	1.30	02/23/17	125,076
50	Thomson Reuters Corp. (Canada)	1.65	09/29/17	50,136
175	Time Warner Cable, Inc.	6.75	07/01/18	190,227
225	Verizon Communications, Inc.	2.55	06/17/19	231,615
225	Viacom, Inc.	2.50	09/01/18	227,558
				2,233,224
	Consumer, Cyclical (6.8%)
175	American Honda Finance Corp., MTN (Japan)	2.45	09/24/20	180,038
175	CVS Health Corp.	2.125	06/01/21	176,968
250	Daimler Finance North America LLC (Germany) (a)	2.375	08/01/18	253,828
175	Hyundai Capital America (Korea, Republic of) (a)	2.00	03/19/18	176,057
100	Hyundai Capital America (Korea, Republic of) (a)	2.60	03/19/20	102,045
175	McDonald’s Corp., MTN	2.20	05/26/20	178,592
240	Nissan Motor Acceptance Corp. (Japan) (a)	2.65	09/26/18	245,112
175	Southwest Airlines Co.	2.75	11/06/19	180,795
150	Toyota Motor Credit Corp., MTN (Japan)	1.70	02/19/19	151,223
200	Volkswagen Group of America Finance LLC (Germany) (a)	2.40	05/22/20	201,411
160	Walgreens Boots Alliance, Inc.	1.75	05/30/18	160,941
				2,007,010
	Consumer, Non-Cyclical (14.5%)
175	AbbVie, Inc.	2.50	05/14/20	178,558
280	Actavis Funding SCS	3.00	03/12/20	289,335
200	Anheuser-Busch InBev Finance, Inc. (Belgium)	2.65	02/01/21	206,586
150	AstraZeneca PLC (United Kingdom)	1.75	11/16/18	151,200
150	BAT International Finance PLC (United Kingdom)(a)	2.75	06/15/20	155,407
175	Baxalta, Inc.	2.875	06/23/20	179,616
200	Bayer US Finance LLC (Germany)(a)	2.375	10/08/19	203,023
100	Becton Dickinson and Co.	2.675	12/15/19	103,350
175	Biogen, Inc.	2.90	09/15/20	181,916
175	Celgene Corp.	2.875	08/15/20	181,200
175	EMD Finance LLC (Germany)(a)	2.40	03/19/20	178,116
100	Estee Lauder Cos., Inc. (The)	1.70	05/10/21	100,517
210	Experian Finance PLC (United Kingdom)(a)	2.375	06/15/17	211,046
175	Gilead Sciences, Inc.	2.55	09/01/20	180,859
75	JM Smucker Co. (The)	2.50	03/15/20	76,903
150	Kroger Co. (The)	2.30	01/15/19	152,798
50	Mead Johnson Nutrition Co.	3.00	11/15/20	52,126
175	Medtronic, Inc.	2.50	03/15/20	181,091
150	Molson Coors Brewing Co.	1.45	07/15/19	149,667
175	Reynolds American, Inc.	2.30	06/12/18	177,618
300	Synchrony Financial	3.00	08/15/19	307,291
75	Teva Pharmaceutical Finance Netherlands III BV (Israel)	1.40	07/20/18	74,800
250	Tyson Foods, Inc.	2.65	08/15/19	256,520
150	UnitedHealth Group, Inc.	2.70	07/15/20	155,940

200	Wm Wrigley Jr. Co. (a)	1.40		10/21/16	200,056
					4,285,539
	Diversified (1.4%)
200	Hutchison Whampoa International 14 Ltd. (Hong Kong)(a)	1.625		10/31/17	200,257
200	LVMH Moet Hennessy Louis Vuitton SE (France)(a)	1.625		06/29/17	200,382
					400,639
	Energy (2.4%)
50	Enbridge, Inc. (Canada)	1.289	(b)	06/02/17	49,901
175	Energy Transfer Partners LP	2.50		06/15/18	176,218
125	Enterprise Products Operating LLC	2.55		10/15/19	127,335
150	Exxon Mobil Corp.	2.222		03/01/21	153,369
200	Kinder Morgan, Inc.	3.05		12/01/19	204,522
					711,345
	Finance (32.7%)
230	ABN Amro Bank N.V. (Netherlands)(a)	2.50		10/30/18	234,328
150	Air Lease Corp. (c)	2.125		01/15/20	149,806
225	American Express Credit Corp., Series G	2.25		08/15/19	229,689
280	Bank of America Corp., MTN	2.625		10/19/20	286,011
150	Bank of New York Mellon Corp. (The), MTN	2.45		11/27/20	154,037
210	BNP Paribas SA, MTN (France)	2.70		08/20/18	213,992
260	BNZ International Funding Ltd. (New Zealand)(a)	2.35		03/04/19	264,226
275	BPCE SA, MTN (France)	2.25		01/27/20	279,547
110	Canadian Imperial Bank of Commerce (Canada)	1.55		01/23/18	110,266
175	Capital One Financial Corp.	2.45		04/24/19	178,920
150	Citigroup, Inc.	2.05		12/07/18	151,216
250	Commonwealth Bank of Australia (Australia)	2.50		09/20/18	255,120
250	Compass Bank, Series BKTN	1.85		09/29/17	249,756
115	Cooperatieve Rabobank UA (Netherlands)	3.375		01/19/17	115,783
250	Cooperatieve Rabobank UA, Series BKTN (Netherlands)	1.375		08/09/19	248,754
250	Credit Agricole SA (France)(a)	2.125		04/17/18	252,036
250	Credit Suisse AG, Series G (Switzerland)	2.30		05/28/19	253,212
200	Danske Bank A/S (Denmark)(a)	1.65		09/06/19	199,824
225	DBS Group Holdings Ltd. (Singapore)(a)	2.246		07/16/19	229,022
250	Discover Bank	2.00		02/21/18	250,890
175	ERP Operating LP	2.375		07/01/19	178,691
275	Ford Motor Credit Co., LLC	5.00		05/15/18	288,767
175	Goldman Sachs Group, Inc. (The)	2.35		11/15/21	174,803
220	HSBC USA, Inc.	2.25		06/23/19	222,383
200	Intesa Sanpaolo SpA (Italy)	3.875		01/16/18	204,000
100	Jackson National Life Global Funding (a)	1.875		10/15/18	100,967
50	JPMorgan Chase & Co., MTN	2.295		08/15/21	50,136
200	LeasePlan Corp. N.V. (Netherlands)(a)	2.875		01/22/19	202,006
200	Lloyds Banking Group PLC (United Kingdom)	3.10		07/06/21	204,565
201	Macquarie Bank Ltd. (Australia)(a)	2.60		06/24/19	204,679
150	Metropolitan Life Global Funding I (a)(d)	1.35		09/14/18	149,957
175	Metropolitan Life Global Funding I (a)(d)	2.00		04/14/20	176,931
230	Mizuho Bank Ltd. (Japan)(a)	1.85		03/21/18	230,754
125	New York Life Global Funding (a)	1.55		11/02/18	125,680
250	Principal Financial Group, Inc.	1.85		11/15/17	251,455
150	Protective Life Global Funding (a)	1.722		04/15/19	150,525
150	Protective Life Global Funding (a)	2.70		11/25/20	154,351
200	QBE Insurance Group Ltd. (Australia)(a)	2.40		05/01/18	201,313
200	Santander Holdings USA, Inc.	2.70		05/24/19	202,622
200	Skandinaviska Enskilda Banken AB (Sweden)(a)	1.75		03/19/18	200,920
300	Standard Chartered PLC (United Kingdom)(a)	1.50		09/08/17	299,409
260	Sumitomo Mitsui Banking Corp. (Japan)	2.45		01/10/19	264,536
300	UBS AG, MTN (Switzerland)	2.375		08/14/19	306,145
150	Visa, Inc.	2.20		12/14/20	153,926

200	WEA Finance LLC/Westfield UK & Europe Finance PLC (Australia)(a)	2.70		09/17/19	205,184
120	Wells Fargo & Co.	2.15		01/15/19	121,530
350	Westpac Banking Corp. (Australia)(a)	1.375		05/30/18	350,353
					9,683,023
	Industrials (3.2%)
50	Harris Corp.	2.70		04/27/20	50,977
115	Ingersoll-Rand Global Holding Co., Ltd.	2.875		01/15/19	118,262
75	L-3 Communications Corp.	1.50		05/28/17	75,069
75	Lockheed Martin Corp.	2.50		11/23/20	77,496
50	Ryder System, Inc., MTN	2.65		03/02/20	51,053
150	Ryder System, Inc., MTN	5.85		11/01/16	150,581
250	Siemens Financieringsmaatschappij N.V. (Germany)(a)	2.15		05/27/20	254,691
175	Union Pacific Corp.	2.25		06/19/20	179,363
					957,492
	Technology (3.1%)
100	Altera Corp.	2.50		11/15/18	102,679
175	Intel Corp.	2.45		07/29/20	181,176
125	Lam Research Corp.	2.80		06/15/21	128,441
200	Oracle Corp.	2.25		10/08/19	205,033
300	TSMC Global Ltd. (Taiwan)(a)	1.625		04/03/18	300,577
					917,906
	Utilities (5.4%)
275	Dominion Gas Holdings LLC	2.50		12/15/19	282,628
75	DTE Energy Co. (c)	1.50		10/01/19	74,960
100	Duke Energy Corp.	1.80		09/01/21	99,582
225	Engie SA (France)(a)	1.625		10/10/17	225,511
175	Eversource Energy	1.45		05/01/18	175,398
200	Origin Energy Finance Ltd. (Australia)(a)	3.50		10/09/18	203,764
175	Sempra Energy	2.40		03/15/20	178,444
250	Southern Co. (The)	2.15		09/01/19	253,249
100	Xcel Energy, Inc.	1.20		06/01/17	99,822
					1,593,358
	Total Corporate Bonds (Cost $22,639,578)				22,965,167

	Asset-Backed Securities (11.0%)
21	CAM Mortgage LLC (a)	3.50		07/15/64	20,950
	Capital One Multi-Asset Execution Trust
250		1.33		06/15/22	249,798
136		1.45		08/16/21	136,902
150	Citibank Credit Card Issuance Trust	2.88		01/23/23	158,984
127	Colony American Homes (a)	1.681	(b)	05/17/31	127,145
230	Discover Card Execution Note Trust	0.954	(b)	07/15/21	231,072
381	Ford Credit Auto Owner Trust (a)	2.26		11/15/25	388,650
	Green Tree Agency Advance Funding Trust I
125	(a)	2.38		10/15/48	125,000
100	(a)	3.095		10/15/48	100,156
206	Invitation Homes Trust (a)	3.281	(b)	08/17/32	208,622
	Nationstar HECM Loan Trust
80	(a)	2.239		06/25/26	79,895
97	(a)	2.883		11/25/25	96,823
66	(a)	2.981		02/25/26	66,395
174	North Carolina State Education Assistance Authority	1.515	(b)	07/25/25	173,109
50	Panhandle-Plains Higher Education Authority, Inc.	1.596	(b)	07/01/24	49,638
100	PRPM LLC (a)	4.00		09/27/21	100,200
94	RMAT LLC (a)	4.826		06/25/35	92,308
113	SPS Servicer Advance Receivables Trust (a)	2.92		07/15/47	113,260
88	VOLT NPL X LLC (a)	4.75		10/26/54	86,429

	VOLT XIX LLC
54	(a)	3.875		04/25/55	54,688
100	(a)	5.00		04/25/55	98,300
100	VOLT XXII LLC (a)	4.25		02/25/55	96,880
100	VOLT XXX LLC (a)	4.75		10/25/57	97,698
100	VOLT XXXI LLC (a)	4.50		02/25/55	97,461
198	VOLT XXXIII LLC (a)	4.25		03/25/55	192,368
	Total Asset-Backed Securities (Cost $3,220,044)				3,242,731

	Mortgages - Other (5.7%)
80	CHL Mortgage Pass-Through Trust	5.50		05/25/34	81,473
	Fannie Mae Connecticut Avenue Securities
40		1.675	(b)	05/25/25	40,012
73		2.725	(b)	10/25/28	73,755
	Freddie Mac Structured Agency Credit Risk Debt Notes
191		1.425	(b)	10/25/27	191,696
89		1.525	(b)	02/25/24	89,282
240		1.775	(b)	10/25/28	240,172
239		2.275	(b)	09/25/28	239,993
95	JP Morgan Mortgage Trust	3.184	(b)	07/25/35	94,683
143	Merrill Lynch Mortgage Investors Trust	2.685	(b)	12/25/34	143,369
344	New Residential Mortgage Loan Trust (a)	3.75	(b)	11/25/35- 08/25/55	360,591
148	Sequoia Mortgage Trust	1.152	(b)	08/20/34	140,246
	Total Mortgages - Other (Cost $1,689,080)				1,695,272

	Commercial Mortgage-Backed Securities (2.4%)
187	BLCP Hotel Trust (a)	1.474	(b)	08/15/29	186,672
163	CDGJ Commercial Mortgage Trust (a)	1.924	(b)	12/15/27	163,107
89	Citigroup Commercial Mortgage Trust (a)	2.11		01/12/30	89,430
91	Hilton USA Trust (a)	1.523	(b)	11/05/30	90,674
100	Hudsons Bay Simon JV Trust (a)	2.103	(b)	08/05/34	100,110
62	JP Morgan Chase Commercial Mortgage Securities Trust (a)	1.504	(b)	07/15/31	62,142
	Total Commercial Mortgage-Backed Securities (Cost $694,086)				692,135

	Collateralized Mortgage Obligations - Agency Collateral Series (1.1%)
121	Federal Home Loan Mortgage Corporation, REMIC	7.50		09/15/29	140,889
	Government National Mortgage Association,
	IO
252		5.698	(b)	03/20/43	38,193
315		5.968	(b)	05/20/40	50,239
400		5.97	(b)	08/16/39	46,863
	IO PAC
443		5.618	(b)	10/20/41	46,286
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $257,585)				322,470

	Sovereign (0.8%)
245	Korea Development Bank (The) (Korea, Republic of) (Cost $242,427)	1.50		01/22/18	245,453

	Agency Fixed Rate Mortgages (0.4%)
	Federal National Mortgage Association, Conventional Pools:
56		6.50		01/01/32	64,223
49		7.00		12/01/31–06/01/32	53,443
	Total Agency Fixed Rate Mortgages (Cost $108,963)				117,666

	Short-Term Investments (1.1%)
	U.S. Treasury Security (0.2%)
51	U.S. Treasury Bill (e)(f) (Cost $50,902)	0.406		03/23/17	50,900

NUMBER OF SHARES (000)
	Investment Company (0.9%)
275	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (g) (Cost $275,254)		275,254
	Total Short-Term Investments (Cost $326,156)		326,154

	Total Investments (Cost $29,177,919) (h)(i)(j)	100.1%	29,607,048
	Liabilities in Excess of Other Assets	(0.1)	(27,896)
	Net Assets	100.0%	$29,579,152

IO	Interest Only.
MTN	Medium Term Note.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2016.
(c)	When-issued security.
(d)

For the nine months ended September 30, 2016, the cost of purchases of Met Life, Inc., Corporate Bond, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under the Investment Company Act of 1940, was $149,930.

(e)	Rate shown is the yield to maturity at September 30, 2016.
(f)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(g)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2016, advisory fees paid were reduced by $368 relating to the Portfolio’s investment in the Liquidity Funds.

(h)	Securities are available for collateral in connection with purchase of a when-issued securities and open futures contracts.
(i)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2016, the Portfolio did not engage in any cross-trade transactions.

(j)

At September 30, 2016, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $496,174 and the aggregate gross unrealized depreciation is $67,045 resulting in net unrealized appreciation of $429,129.

Futures Contracts Open at September 30, 2016:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
27	Long	U.S. Treasury 5 yr. Note, Dec-16	$3,280,922	$2,438
2	Long	U.S. Treasury Long Bond, Dec-16	336,312	(4,688)
1	Short	U.S. Treasury Ultra Bond, Dec-16	(183,875)	3,063
3	Short	U.S. Treasury 2 yr. Note, Dec-16	(655,406)	—
		Net Unrealized Appreciation		$813

Morgan Stanley Variable Investment Series - Income Plus Portfolio

Portfolio of Investments • September 30, 2016 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Corporate Bonds (93.5%)
	Basic Materials (3.5%)
$350	Air Liquide Finance SA (France)(a)	2.25%		09/27/23	$351,663
240	BHP Billiton Finance USA Ltd. (Australia)	3.85		09/30/23	262,984
225	BHP Billiton Finance USA Ltd. (Australia)	5.00		09/30/43	266,560
375	Eastman Chemical Co.	3.80		03/15/25	397,652
390	Eldorado Gold Corp. (Canada)(a)	6.125		12/15/20	394,680
175	Goldcorp, Inc. (Canada)	5.45		06/09/44	189,388
450	International Paper Co.	3.00		02/15/27	450,473
300	LyondellBasell Industries N.V.	4.625		02/26/55	298,511
470	NOVA Chemicals Corp. (Canada)(a)	5.25		08/01/23	482,338
200	Southern Copper Corp. (Mexico)	5.25		11/08/42	190,099
315	Southern Copper Corp. (Mexico)	7.50		07/27/35	372,859
220	Vale Overseas Ltd. (Brazil)	6.875		11/21/36	214,940
					3,872,147
	Communications (13.2%)
325	21st Century Fox America, Inc.	4.75		09/15/44	357,329
700	Alibaba Group Holding Ltd. (China)	2.50		11/28/19	715,090
175	Amazon.com, Inc.	4.95		12/05/44	214,124
1,326	AT&T, Inc. (a)	4.50		03/09/48	1,338,509
200	AT&T, Inc. (a)	4.55		03/09/49	201,660
525	Baidu, Inc. (China)	2.75		06/09/19	538,728
200	Baidu, Inc. (China)	3.25		08/06/18	205,418
100	CBS Corp.	4.60		01/15/45	103,024
150	CBS Corp.	4.90		08/15/44	160,018
1,075	Charter Communications Operating LLC/Charter Communications Operating Capital (a)	4.908		07/23/25	1,187,875
275	Charter Communications Operating LLC/Charter Communications Operating Capital (a)	6.484		10/23/45	333,754
800	Cisco Systems, Inc.	1.85		09/20/21	805,362
470	Comcast Corp.	6.40		05/15/38	655,190
275	CSC Holdings LLC (a)	5.50		04/15/27	281,875
251	Ctrip.com International Ltd. (China)	1.25		10/15/18	324,261
275	Deutsche Telekom International Finance BV (Germany)	8.75		06/15/30	428,444
340	Empresa Nacional de Telecomunicaciones SA (Chile)(a)	4.75		08/01/26	345,443
425	NBC Universal Media LLC	5.95		04/01/41	572,200
310	Netflix, Inc.	5.50		02/15/22	335,187
225	Omnicom Group, Inc.	3.60		04/15/26	238,269
350	Omnicom Group, Inc.	3.625		05/01/22	375,403
93	Omnicom Group, Inc.	3.65		11/01/24	98,995
900	Ooredoo International Finance Ltd. (Qatar)(a)	3.25		02/21/23	923,672
200	Orange SA (France)	9.00		03/01/31	319,857
300	Priceline Group, Inc. (The)	0.90		09/15/21	322,875
330	Telefonica Europe BV (Spain)	8.25		09/15/30	482,006
255	Telstra Corp., Ltd. (Australia)(a)	3.125		04/07/25	267,543
235	Time Warner, Inc.	7.70		05/01/32	334,995
425	Twitter, Inc.	0.25		09/15/19	410,125
1,190	Verizon Communications, Inc.	4.672		03/15/55	1,257,534
200	Viacom, Inc.	5.85		09/01/43	226,369
200	Vodafone Group PLC (United Kingdom)	4.375		02/19/43	201,128
226	Yahoo!, Inc.	0.00	(b)	12/01/18	232,497
					14,794,759
	Consumer, Cyclical (7.0%)
361	American Airlines Pass-Through Trust	4.00		07/15/25	384,501
350	Aramark Services, Inc. (a)	4.75		06/01/26	352,625

586	British Airways Pass-Through Trust (United Kingdom)(a)	4.625		06/20/24	628,889
325	Dollar General Corp.	3.25		04/15/23	336,011
175	Ford Motor Co.	4.75		01/15/43	181,988
300	Ford Motor Credit Co., LLC	3.096		05/04/23	302,582
450	General Motors Co.	6.60		04/01/36	542,996
107	Hanesbrands, Inc. (a)	4.625		05/15/24	110,344
168	Hanesbrands, Inc. (a)	4.875		05/15/26	172,620
200	Home Depot, Inc.	3.35		09/15/25	217,014
175	Home Depot, Inc.	5.875		12/16/36	240,499
400	Lowe’s Cos., Inc.	2.50		04/15/26	401,953
300	McDonald’s Corp., MTN	4.60		05/26/45	338,020
400	Newell Brands, Inc.	3.85		04/01/23	426,385
475	Restoration Hardware Holdings, Inc. (a)	0.00	(b)	06/15/19	412,063
336	Tesla Motors, Inc.	1.25		03/01/21	288,960
220	Toll Brothers Finance Corp.	0.50		09/15/32	216,838
275	Under Armour, Inc.	3.25		06/15/26	277,417
789	United Airlines Pass-Through Trust, Class A	4.30		08/15/25	861,418
375	Volkswagen Group of America Finance LLC (Germany)(a)	2.40		05/22/20	377,646
125	Wal-Mart Stores, Inc.	5.25		09/01/35	166,307
200	Walgreens Boots Alliance, Inc.	3.45		06/01/26	208,040
350	ZF North America Capital, Inc. (Germany)(a)	4.50		04/29/22	372,446
					7,817,562
	Consumer, Non-Cyclical (14.0%)
450	AbbVie, Inc.	3.20		05/14/26	456,477
175	AbbVie, Inc.	4.70		05/14/45	189,192
200	Actavis Funding SCS	4.75		03/15/45	219,560
400	Albea Beauty Holdings SA (a)	8.375		11/01/19	418,500
365	Altria Group, Inc.	5.375		01/31/44	461,356
272	Amgen, Inc. (a)	4.663		06/15/51	291,994
400	Anheuser-Busch InBev Finance, Inc. (Belgium)	3.65		02/01/26	430,434
525	Anheuser-Busch InBev Finance, Inc. (Belgium)	3.70		02/01/24	568,278
600	Anheuser-Busch InBev Finance, Inc. (Belgium)	4.90		02/01/46	716,826
325	AstraZeneca PLC (United Kingdom)	6.45		09/15/37	454,084
150	Automatic Data Processing, Inc.	3.375		09/15/25	163,906
200	Baxalta, Inc.	5.25		06/23/45	237,173
350	Boston Scientific Corp.	3.85		05/15/25	373,113
260	BRF SA (Brazil)(a)	3.95		05/22/23	256,750
325	Celgene Corp.	3.875		08/15/25	348,132
250	Cencosud SA (Chile)(a)	6.625		02/12/45	268,405
312	EMD Finance LLC (Germany)(a)	3.25		03/19/25	322,266
275	Express Scripts Holding Co.	4.50		02/25/26	302,199
75	Gilead Sciences, Inc.	4.50		02/01/45	80,284
225	Gilead Sciences, Inc.	4.80		04/01/44	251,696
250	GlaxoSmithKline Capital, Inc. (United Kingdom)	6.375		05/15/38	361,240
275	Grupo Bimbo SAB de CV (Mexico)(a)	3.875		06/27/24	285,947
316	Illumina, Inc.	0.00	(b)	06/15/19	328,640
300	Kraft Heinz Foods Co.	4.375		06/01/46	318,742
300	Mallinckrodt International Finance SA/Mallinckrodt CB LLC (a)	5.50		04/15/25	286,500
300	Mead Johnson Nutrition Co.	3.00		11/15/20	312,756
375	Medtronic, Inc.	4.625		03/15/45	441,732
450	Mylan N.V. (a)	3.95		06/15/26	454,280
325	Novartis Capital Corp. (Switzerland)	4.40		05/06/44	384,833
350	PepsiCo, Inc.	3.60		03/01/24	384,183
325	Philip Morris International, Inc.	4.50		03/20/42	367,600
40	RR Donnelley & Sons Co.	7.875		03/15/21	43,900
800	Sigma Alimentos SA de CV (Mexico)(a)	5.625		04/14/18	847,760
325	Teva Pharmaceutical Finance Netherlands III BV (Israel)	3.15		10/01/26	327,200
325	Thermo Fisher Scientific, Inc.	2.95		09/19/26	323,229
175	Transurban Finance Co., Pty Ltd. (Australia)(a)	3.375		03/22/27	176,698

300	Transurban Finance Co., Pty Ltd. (Australia)(a)	4.125	02/02/26	322,157
200	Tyson Foods, Inc.	4.875	08/15/34	222,027
750	UnitedHealth Group, Inc.	2.875	03/15/23	783,029
525	UnitedHealth Group, Inc.	3.75	07/15/25	577,186
300	Whole Foods Market, Inc. (a)	5.20	12/03/25	326,414
930	WM Wrigley Jr. Co. (a)	2.90	10/21/19	962,889
				15,649,567
	Diversified (0.2%)
200	Alfa SAB de CV (Mexico)(a)	5.25	03/25/24	213,500

	Energy (8.0%)
500	Anadarko Petroleum Corp.	6.45	09/15/36	585,883
675	APT Pipelines Ltd. (Australia)(a)	4.20	03/23/25	699,747
200	BG Energy Capital PLC (United Kingdom)(a)	5.125	10/15/41	227,581
500	BP Capital Markets PLC (United Kingdom)	3.119	05/04/26	511,572
675	Buckeye Partners LP	4.15	07/01/23	688,560
325	Carrizo Oil & Gas, Inc.	6.25	04/15/23	323,375
400	Cimarex Energy Co.	5.875	05/01/22	418,932
151	DCP Midstream LLC (a)	5.35	03/15/20	155,530
425	Enable Midstream Partners LP	3.90	05/15/24	396,966
250	Endeavor Energy Resources LP/EER Finance, Inc. (a)	7.00	08/15/21	258,125
250	Ensco PLC	5.75	10/01/44	153,921
600	Enterprise Products Operating LLC	5.95	02/01/41	697,347
250	Exxon Mobil Corp.	4.114	03/01/46	280,185
130	Hess Corp.	6.00	01/15/40	133,262
220	Hilcorp Energy I LP/Hilcorp Finance Co. (a)	5.75	10/01/25	220,000
75	Kinder Morgan, Inc.	4.30	06/01/25	78,086
250	Kinder Morgan, Inc.	5.55	06/01/45	257,395
300	Kinder Morgan, Inc. (a)	5.625	11/15/23	331,235
325	MPLX LP	4.00	02/15/25	320,851
200	Noble Energy, Inc.	5.05	11/15/44	198,193
100	Occidental Petroleum Corp.	4.40	04/15/46	110,671
100	Phillips 66 Partners LP	4.68	02/15/45	95,109
175	Rowan Cos., Inc.	5.85	01/15/44	122,063
325	Spectra Energy Capital LLC	7.50	09/15/38	405,279
275	TransCanada PipeLines Ltd. (Canada)	7.625	01/15/39	407,918
475	Williams Partners LP/ACMP Finance Corp.	4.875	05/15/23	481,032
450	Woodside Finance Ltd. (Australia)(a)	3.70	09/15/26	453,279
				9,012,097
	Finance (31.6%)
390	ABB Treasury Center USA, Inc. (Switzerland)(a)	4.00	06/15/21	426,826
600	ABN Amro Bank N.V. (Netherlands)(a)	4.75	07/28/25	632,470
420	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands)	3.75	05/15/19	429,975
250	Air Lease Corp.	3.375	06/01/21	259,960
275	Alexandria Real Estate Equities, Inc.	3.95	01/15/27	288,313
250	Ally Financial, Inc.	4.25	04/15/21	255,312
325	American Campus Communities Operating Partnership LP	3.75	04/15/23	340,531
125	American International Group, Inc.	4.50	07/16/44	127,833
375	American International Group, Inc.	4.875	06/01/22	422,455
350	AvalonBay Communities, Inc., Series G	2.95	05/11/26	350,467
555	Bank of America Corp.	7.75	05/14/38	807,175
845	Bank of America Corp., MTN	4.00	04/01/24	912,062
150	Bank of America Corp., MTN	5.00	01/21/44	177,288
800	BBVA Bancomer SA (Mexico)(a)	6.50	03/10/21	877,000
475	BNP Paribas SA (France)(a)	4.375	05/12/26	492,176
400	Boston Properties LP	3.65	02/01/26	423,878
625	BPCE SA (France)(a)	5.15	07/21/24	658,461
450	Brixmor Operating Partnership LP	4.125	06/15/26	467,275
400	Brookfield Finance, Inc. (Canada)	4.25	06/02/26	413,923
936	Capital One Bank USA NA	3.375	02/15/23	962,910

170	Citigroup, Inc.	6.675		09/13/43	224,491
425	Citigroup, Inc.	8.125		07/15/39	670,298
375	CNA Financial Corp.	7.35		11/15/19	432,973
1,175	Cooperatieve Rabobank UA (Netherlands)	3.95		11/09/22	1,233,393
270	Credit Agricole SA (France)(a)	7.875	(c)	01/23/24(d)	271,183
625	Credit Suisse Group Funding Guernsey Ltd. (Switzerland)(a)	4.55		04/17/26	657,511
300	Crown Castle International Corp.	4.45		02/15/26	330,105
150	CubeSmart LP	3.125		09/01/26	149,653
425	Discover Bank	7.00		04/15/20	485,063
715	Discover Financial Services	3.85		11/21/22	742,737
300	Discover Financial Services	3.95		11/06/24	307,616
300	Extra Space Storage LP (a)	3.125		10/01/35	324,562
450	Five Corners Funding Trust (a)	4.419		11/15/23	486,692
400	Ford Motor Credit Co., LLC	5.875		08/02/21	457,090
750	GE Capital International Funding Co.	4.418		11/15/35	843,448
375	Goldman Sachs Group, Inc. (The)	6.25		02/01/41	492,055
900	Goldman Sachs Group, Inc. (The)	6.75		10/01/37	1,149,516
200	Goldman Sachs Group, Inc. (The), MTN	4.80		07/08/44	225,836
950	Goodman Funding Pty Ltd. (Australia)(a)	6.375		04/15/21	1,113,601
400	Healthcare Trust of America Holdings LP	3.70		04/15/23	414,418
330	Hospitality Properties Trust	5.25		02/15/26	349,576
410	HSBC Finance Corp.	6.676		01/15/21	472,052
705	HSBC Holdings PLC (United Kingdom)	6.50		05/02/36	898,866
400	ING Bank N.V. (Netherlands)(a)	5.80		09/25/23	447,763
200	ING Groep N.V. (Netherlands)	6.00	(c)	04/16/20(d)	194,875
250	Intesa Sanpaolo SpA (Italy)(a)	5.71		01/15/26	235,982
1,100	JPMorgan Chase & Co.	3.20		06/15/26	1,130,306
480	JPMorgan Chase & Co.	4.95		06/01/45	538,958
575	LeasePlan Corp. N.V. (Netherlands)(a)	2.875		01/22/19	580,768
200	Liberty Mutual Group, Inc. (a)	4.85		08/01/44	209,138
275	Lincoln National Corp.	7.00		06/15/40	355,148
475	Lloyds Banking Group PLC (United Kingdom)	3.10		07/06/21	485,843
125	Massachusetts Mutual Life Insurance Co. (a)	4.50		04/15/65	123,262
500	MetLife, Inc. (e)	5.70		06/15/35	606,130
525	Nationwide Building Society (United Kingdom)(a)	3.90		07/21/25	568,108
425	Principal Financial Group, Inc.	8.875		05/15/19	501,053
675	Prudential Financial, Inc.	5.625	(c)	06/15/43	729,034
135	Prudential Financial, Inc., MTN	6.625		12/01/37	174,330
575	Realty Income Corp.	3.25		10/15/22	595,213
575	Royal Bank of Scotland Group PLC (United Kingdom)	3.875		09/12/23	566,648
550	Santander UK Group Holdings PLC (United Kingdom)	3.125		01/08/21	560,894
325	Santander UK PLC (United Kingdom)(a)	5.00		11/07/23	339,806
600	Skandinaviska Enskilda Banken AB (Sweden)(a)	2.625		11/17/20	617,904
300	Standard Chartered PLC (United Kingdom)(a)	2.10		08/19/19	300,088
350	TD Ameritrade Holding Corp.	3.625		04/01/25	376,138
475	Toronto-Dominion Bank (The) (Canada)	3.625	(c)	09/15/31	477,130
425	Visa, Inc.	4.30		12/14/45	492,440
325	WEA Finance LLC/Westfield UK & Europe Finance PLC (Australia)(a)	3.25		10/05/20	338,920
575	Weingarten Realty Investors	3.375		10/15/22	592,491
284	Wells Fargo & Co.	5.606		01/15/44	340,034
450	Wells Fargo & Co., MTN	4.10		06/03/26	477,998
					35,415,427
	Industrials (3.3%)
500	Brambles USA, Inc. (Australia)(a)	4.125		10/23/25	533,199
375	Burlington Northern Santa Fe LLC	4.55		09/01/44	435,247
330	CEVA Group PLC (United Kingdom)(a)	7.00		03/01/21	268,950
480	CRH America, Inc. (Ireland)	8.125		07/15/18	531,205
175	Harris Corp.	4.854		04/27/35	192,824
510	Heathrow Funding Ltd. (United Kingdom)(a)	4.875		07/15/21	557,824

425	Lockheed Martin Corp.	3.55		01/15/26	460,142
235	MasTec, Inc.	4.875		03/15/23	233,237
300	Siemens Financieringsmaatschappij N.V. (Germany)(a)	2.35		10/15/26	296,676
225	Tyco International Finance SA	3.90		02/14/26	245,743
					3,755,047
	Technology (2.5%)
1,150	Apple, Inc.	2.45		08/04/26	1,152,592
375	Citrix Systems, Inc.	0.50		04/15/19	425,859
200	Diamond 1 Finance Corp./Diamond 2 Finance Corp. (a)	8.10		07/15/36	235,723
300	Lam Research Corp.	3.90		06/15/26	312,990
350	Microsoft Corp.	4.45		11/03/45	398,928
264	Nuance Communications, Inc.	2.75		11/01/31	266,145
					2,792,237
	Utilities (10.2%)
400	Alabama Power Co.	3.75		03/01/45	416,253
475	Appalachian Power Co.	3.40		06/01/25	507,019
425	Baltimore Gas & Electric Co.	2.40		08/15/26	423,282
175	Black Hills Corp.	3.15		01/15/27	177,033
525	Boston Gas Co. (a)	4.487		02/15/42	582,668
495	CMS Energy Corp.	5.05		03/15/22	565,342
280	CMS Energy Corp.	6.25		02/01/20	319,304
275	Duke Energy Carolinas LLC	3.75		06/01/45	287,613
275	Duke Energy Corp.	2.65		09/01/26	270,432
330	EDP Finance BV (Portugal)(a)	5.25		01/14/21	357,849
225	Enel Finance International N.V. (Italy)(a)	6.00		10/07/39	273,009
210	Enel SpA (Italy)(a)	8.75	(c)	09/24/73	245,962
300	Entergy Arkansas, Inc.	3.50		04/01/26	325,646
150	Entergy Louisiana LLC	3.05		06/01/31	154,278
700	Exelon Generation Co., LLC	4.00		10/01/20	748,267
191	Fermaca Enterprises S de RL de CV (Mexico)(a)	6.375		03/30/38	196,465
300	Fortis, Inc. (Canada)(a)	2.10		10/04/21	299,254
200	GNL Quintero SA (Chile)(a)	4.634		07/31/29	210,500
850	Jersey Central Power & Light Co. (a)	4.70		04/01/24	932,157
275	Oncor Electric Delivery Co., LLC	2.95		04/01/25	286,070
325	Origin Energy Finance Ltd. (Australia)(a)	3.50		10/09/18	331,116
590	Puget Energy, Inc.	6.50		12/15/20	685,405
675	Sempra Energy	2.40		03/15/20	688,284
250	South Carolina Electric & Gas Co.	4.50		06/01/64	264,381
870	TransAlta Corp. (Canada)	4.50		11/15/22	856,979
475	Virginia Electric & Power Co., Series B	4.20		05/15/45	532,154
250	WEC Energy Group, Inc.	3.55		06/15/25	268,877
250	Xcel Energy, Inc.	3.30		06/01/25	264,218
					11,469,817
	Total Corporate Bonds (Cost $98,860,613)				104,792,160

	U.S. Treasury Security (1.2%)
1,321	U.S. Treasury Inflation Indexed Bond (Cost $1,307,903)	0.25		01/15/25	1,346,202

	Asset-Backed Securities (1.0%)
	CVS Pass-Through Trust
836		6.036		12/10/28	970,788
100	(a)	8.353		07/10/31	134,303
	Total Asset-Backed Securities (Cost $936,321)				1,105,091

	Variable Rate Senior Loan Interests (0.9%)
249	FMG Resources August 2006 Pty Ltd., Term B (Australia)	3.75		06/30/19	249,447
293	Gates Global, Inc., Term B	4.25		07/06/21	288,895
157	Graton Economic Development Authority, Term B	4.75		09/01/22	157,909

273	Navistar International Corp., Term B	6.50	08/17/17	274,047
	Total Variable Rate Senior Loan Interests (Cost $941,111)			970,298

	Sovereign (0.5%)
550	Sinopec Group Overseas Development 2015 Ltd. (China)(a) (Cost $548,460)	2.50	04/28/20	560,148

	Short-Term Investments (2.0%)
	U.S. Treasury Security (1.2%)
1,389	U.S. Treasury Bill (f)(g) (Cost $1,386,330)	0.406	03/23/17	1,386,276

NUMBER OF SHARES (000)
	Investment Company (0.8%)
926	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (h) (Cost $925,679)		925,679
	Total Short-Term Investments (Cost $2,312,009)		2,311,955

	Total Investments (Cost $104,906,417) (i)(j)(k)	99.1%	111,085,854
	Other Assets in Excess of Liabilities	0.9	966,528
	Net Assets	100.0%	$112,052,382

MTN	Medium Term Note.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Capital appreciation bond.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2016.
(d)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of September 30, 2016.

(e)

For the nine months ended September 30, 2016, there were no transactions in Met Life, Inc., Corporate Bond, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor.

(f)	Rate shown is the yield to maturity at September 30, 2016.
(g)	All or a portion of the security was pledged to cover margin requirements for futures contracts and swap agreements.
(h)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2016, advisory fees paid were reduced by $821 relating to the Portfolio’s investment in the Liquidity Funds.

(i)	Securities are available for collateral in connection with purchase of open foreign currency forward exchange contracts, futures contracts and swap agreements.
(j)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2016, the Portfolio did not engage in any cross-trade transactions.

(k)

At September 30, 2016, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $6,806,236 and the aggregate gross unrealized depreciation is $626,799 resulting in net unrealized appreciation of $6,179,437.

Foreign Currency Forward Exchange Contracts Open at September 30, 2016:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
JPMorgan Chase Bank NA	$5,224		HKD	40,500	10/05/16	$(2)
UBS AG	EUR	114,252	$128,500		10/05/16	149
UBS AG	HKD	40,500	$5,222		10/05/16	1
UBS AG	$128,201		EUR	114,252	10/05/16	150
	Net Unrealized Appreciation					$298

Futures Contracts Open at September 30, 2016:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
57	Long	U.S. Treasury 2 yr. Note, Dec-16	$12,452,719	$1,109
42	Long	U.S. Treasury 5 yr. Note, Dec-16	5,103,656	6,211
7	Long	U.S. Treasury Long Bond, Dec-16	1,177,094	3,813
1	Short	U.S. Treasury Ultra Bond, Dec-16	(183,875)	(3,406)
53	Short	U.S. Treasury 10 yr. Note, Dec-16	(6,949,625)	6,602
70	Short	U.S. Treasury 10 yr. Ultra Long Bond, Dec-16	(10,090,938)	8,273
		Net Unrealized Appreciation		$22,602

Credit Default Swap Agreements Open at September 30, 2016:

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000)	INTEREST RATE	TERMINATION DATE	UNREALIZED DEPRECIATION	UPFRONT PAYMENTS PAID (RECEIVED)	VALUE	CREDIT RATING OF REFERENCE OBLIGATION†
Barclays Bank PLC
Quest Diagnostics, Inc.	Buy	$845	1.00%	3/20/19	(33,320)	16,218	(17,102)	BBB+
Morgan Stanley & Co., LLC*
CDX.NA.HY.26	Buy	3,225	5.00	6/20/21	(25,326)	(145,448)	(170,774)	NR
Morgan Stanley & Co., LLC*
CDX.NA.IG.26	Buy	5,500	1.00	6/20/21	(27,480)	(52,486)	(79,966)	NR
Total Credit Default Swaps		$9,570			$(86,126)	$(181,716)	$(267,842)

NR	Not rated.
†	Credit rating as issued by Standard & Poor’s.
*	Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.

Currency Abbreviations:
EUR	Euro.
HKD	Hong Kong Dollar.

Morgan Stanley Variable Investment Series - European Equity Portfolio

Portfolio of Investments • September 30, 2016 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (98.1%)
	Denmark (2.4%)
	Pharmaceuticals
17,914	Novo Nordisk A/S, Series B	$746,395

	France (16.0%)
	Aerospace & Defense
11,898	Airbus Group SE	719,695

	Banks
13,400	BNP Paribas SA	688,971

	Electrical Equipment
12,677	Schneider Electric SE	883,941

	Hotels, Restaurants & Leisure
15,024	Accor SA	595,934

	Insurance
35,103	AXA SA	746,860

	Media
9,369	Publicis Groupe SA	708,520

	Multi-Utilities
36,098	Suez	595,351
	Total France	4,939,272

	Germany (12.4%)
	Auto Components
2,298	Continental AG	483,144

	Automobiles
9,034	Daimler AG (Registered)	636,393

	Health Care Providers & Services
10,679	Fresenius SE & Co., KGaA	851,813

	Industrial Conglomerates
8,075	Siemens AG (Registered)	945,283

	Software
10,223	SAP SE	930,170
	Total Germany	3,846,803

	Ireland (2.5%)
	Construction Materials
23,450	CRH PLC	784,086

	Italy (1.3%)
	Capital Markets
26,497	Azimut Holding SpA	390,087

	Netherlands (12.4%)
	Banks
51,764	ING Groep N.V. CVA	638,098

	Diversified Telecommunication Services
198,553	Koninklijke KPN N.V. (a)	659,096

	Personal Products
19,172	Unilever N.V. CVA	884,411

	Professional Services
48,754	RELX N.V.	875,481

	Semiconductors & Semiconductor Equipment
7,170	ASML Holding N.V.	786,256
	Total Netherlands	3,843,342

	Spain (2.7%)
	Information Technology Services
16,732	Amadeus IT Holding SA, Class A	835,930

	Sweden (1.5%)
	Machinery
41,162	Volvo AB, Class B	469,438

	Switzerland (16.6%)
	Food Products
20,524	Nestle SA (Registered)	1,617,160

	Insurance
2,837	Zurich Insurance Group AG (b)	730,057

	Pharmaceuticals
15,108	Novartis AG (Registered)	1,188,113
4,936	Roche Holding AG (Genusschein)	1,222,825
		2,410,938
	Textiles, Apparel & Luxury Goods
1,291	Swatch Group AG (The) (a)	364,799
	Total Switzerland	5,122,954

	United Kingdom (30.3%)
	Banks
219,563	Barclays PLC	478,733
768,591	Lloyds Banking Group PLC	544,323
		1,023,056
	Diversified Telecommunication Services
101,794	BT Group PLC	513,253

	Household Products
10,527	Reckitt Benckiser Group PLC	992,040

	Insurance
49,656	Prudential PLC	881,318

	Oil, Gas & Consumable Fuels
188,317	BP PLC	1,096,785
39,291	Royal Dutch Shell PLC, Class A	975,124
		2,071,909
	Pharmaceuticals
36,980	GlaxoSmithKline PLC	788,060

	Tobacco
20,046	British American Tobacco PLC	1,281,989
17,165	Imperial Brands PLC	884,781
		2,166,770
	Wireless Telecommunication Services
321,026	Vodafone Group PLC	920,502
	Total United Kingdom	9,356,908
	Total Common Stocks (Cost $23,968,051)	30,335,215

NUMBER OF SHARES (000)
Short-Term Investments (2.8%)
Securities held as Collateral on Loaned Securities (1.4%)
Investment Company (1.2%)
371	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (c)	370,735

PRINCIPAL AMOUNT (000)		VALUE
	Repurchase Agreement (0.2%)
$65	Merrill Lynch & Co., Inc. (0.50%, dated 09/30/16, due 10/03/16; proceeds $64,781; fully collateralized by a U.S. Government agency security; 4.00% due 12/01/45; valued at $66,073)	64,778
	Total Securities held as Collateral on Loaned Securities (Cost $435,513)	435,513

NUMBER OF SHARES (000)
	Investment Company (1.4%)
436	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (c) (Cost $435,689)		435,689
	Total Short-Term Investments (Cost $871,202)		871,202

	Total Investments (Cost $24,839,253) (d)(e)(f)	100.9%	31,206,417
	Liabilities in Excess of Other Assets	(0.9)	(291,373)
	Net Assets	100.0%	$30,915,044

CVA	Certificaten Van Aandelen.
(a)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2016 were $439,433 and $465,137 respectively. The Portfolio received cash collateral of $435,513, which was subsequently invested in a Repurchase Agreement and Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At September 30, 2016, there was uninvested cash of $29,624 which is not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(b)	Non-income producing security.
(c)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2016, advisory fees paid were reduced by less than $500 relating to the Portfolio’s investment in the Liquidity Funds.

(d)

The fair value and percentage of net assets, $24,233,578 and 78.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(e)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2016, the Portfolio did not engage in any cross-trade transactions.

(f)

At September 30, 2016, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $8,490,167 and the aggregate gross unrealized depreciation is $2,123,003 resulting in net unrealized appreciation of $6,367,164.

Summary of Investments • September 30, 2016 (unaudited)

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Pharmaceuticals	$3,945,393		12.8%
Insurance	2,358,235		7.7
Banks	2,350,125		7.6
Tobacco	2,166,770		7.0
Oil, Gas & Consumable Fuels	2,071,909		6.7
Food Products	1,617,160		5.3
Diversified Telecommunication Services	1,172,349		3.8
Household Products	992,040		3.2
Industrial Conglomerates	945,283		3.1
Software	930,170		3.0
Wireless Telecommunication Services	920,502		3.0
Personal Products	884,411		2.9
Electrical Equipment	883,941		2.9
Professional Services	875,481		2.8
Health Care Providers & Services	851,813		2.8
Information Technology Services	835,930		2.7
Semiconductors & Semiconductor Equipment	786,256		2.6
Construction Materials	784,086		2.6
Aerospace & Defense	719,695		2.3
Media	708,520		2.3
Automobiles	636,393		2.1
Hotels, Restaurants & Leisure	595,934		1.9
Multi-Utilities	595,351		1.9
Auto Components	483,144		1.6
Machinery	469,438		1.5
Investment Company	435,689		1.4
Capital Markets	390,087		1.3
Textiles, Apparel & Luxury Goods	364,799		1.2
	$30,770,904	+	100.0%

+          Does not reflect the value of securities held as collateral on loaned securities.

Morgan Stanley Variable Investment Series - Multi Cap Growth Portfolio

Portfolio of Investments • September 30, 2016 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (93.7%)
	Automobiles (4.3%)
48,665	Tesla Motors, Inc. (a)(b)	$9,929,120

	Biotechnology (0.8%)
10,991	Alnylam Pharmaceuticals, Inc. (a)	744,970
26,466	Intrexon Corp. (a)(b)	741,577
12,645	Juno Therapeutics, Inc. (a)(b)	379,477
		1,866,024
	Capital Markets (4.8%)
87,622	S&P Global, Inc.	11,089,440

	Food Products (2.8%)
79,717	Mead Johnson Nutrition Co.	6,298,440

	Health Care Equipment & Supplies (5.0%)
15,871	Intuitive Surgical, Inc. (a)	11,503,777

	Health Care Technology (4.5%)
80,734	athenahealth, Inc. (a)	10,182,172

	Hotels, Restaurants & Leisure (1.0%)
64,404	Shake Shack, Inc., Class A (a)	2,232,887

	Information Technology Services (7.4%)
100,512	Mastercard, Inc., Class A	10,229,106
79,832	Visa, Inc., Class A	6,602,107
		16,831,213
	Internet & Direct Marketing Retail (15.8%)
25,358	Amazon.com, Inc. (a)	21,232,507
84,833	JD.com, Inc. ADR (China) (a)	2,213,293
71,567	Netflix, Inc. (a)	7,052,928
3,775	Priceline Group, Inc. (The) (Netherlands) (a)	5,554,874
		36,053,602
	Internet Software & Services (18.4%)
14,813	Alphabet, Inc., Class C (a)	11,513,997
156,478	Facebook, Inc., Class A (a)	20,071,433
11,776	LinkedIn Corp., Class A (a)	2,250,629
82,300	Tencent Holdings Ltd. (China) (c)	2,280,383
256,485	Twitter, Inc. (a)	5,911,979
		42,028,421
	Life Sciences Tools & Services (5.9%)
74,257	Illumina, Inc. (a)	13,489,527

	Pharmaceuticals (3.0%)
131,479	Zoetis, Inc.	6,838,223

	Semiconductors & Semiconductor Equipment (1.0%)
33,650	NVIDIA Corp.	2,305,698

	Software (13.1%)
26,710	Mobileye N.V. (a)	1,137,045
146,823	Salesforce.com, Inc. (a)	10,472,884
117,735	Splunk, Inc. (a)	6,908,690
123,309	Workday, Inc., Class A (a)	11,306,202
		29,824,821
	Tech Hardware, Storage & Peripherals (5.9%)
119,600	Apple, Inc.	13,520,780
	Total Common Stocks (Cost $125,123,276)	213,994,145

	Preferred Stocks (5.7%)
	Electronic Equipment, Instruments & Components (0.2%)
18,954	Magic Leap, Series C (a)(d)(e)(f) (acquisition cost - $436,567; acquired 12/22/15)	439,922

	Hotels, Restaurants & Leisure (0.9%)
114,561	Blue Bottle Coffee, Inc., Series B (a)(d)(e)(f) (acquisition cost - $1,657,606; acquired 01/24/14)		2,033,458

	Internet & Direct Marketing Retail (3.0%)
42,717	Airbnb, Inc., Series D (a)(d)(e)(f) (acquisition cost - $1,739,139; acquired 04/16/14)		4,485,285
50,711	Uber Technologies, Series G (a)(d)(e)(f) (acquisition cost - $2,473,289; acquired 12/03/15)		2,473,288
			6,958,573
	Life Sciences Tools & Services (1.3%)
627,809	10X Genomics, Inc., Series B (a)(d)(e)(f) (acquisition cost - $2,052,935; acquired 12/19/14)		2,906,756

	Software (0.3%)
141,612	Lookout, Inc., Series F (a)(d)(e)(f) (acquisition cost - $1,617,648; acquired 06/17/14)		681,154
	Total Preferred Stocks (Cost $9,977,184)		13,019,863

NOTIONAL AMOUNT (000)
	Call Option Purchased (0.0%)
	Foreign Currency Option
24,487	USD/CNY December 2016 @ CNY 7.60, Royal Bank of Scotland (Cost $113,188)		1,151

NUMBER OF SHARES (000)
	Short-Term Investments (6.8%)
	Securities held as Collateral on Loaned Securities (4.0%)
	Investment Company (3.4%)
7,909	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g)		7,909,239

PRINCIPAL AMOUNT (000)			VALUE
	Repurchase Agreement (0.6%)
$1,382	Merrill Lynch & Co., Inc. (0.50%, dated 09/30/16, due 10/03/16; proceeds $1,382,026; fully collateralized by a U.S. Government agency security; 4.00% due 12/01/45; valued at $1,409,608)		1,381,969
	Total Securities held as Collateral on Loaned Securities (Cost $9,291,208)		9,291,208

NUMBER OF SHARES (000)
	Investment Company (2.8%)
6,389	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g) (Cost $6,388,701)		6,388,701
	Total Short-Term Investments (Cost $15,679,909)		15,679,909
	Total Investments (Cost $150,893,557) (h)(i)(j)	106.2%	242,695,068
	Liabilities in Excess of Other Assets	(6.2)	(14,254,286)
	Net Assets	100.0%	$228,440,782

ADR	American Depositary Receipt.

(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2016 were $9,870,268 and $9,923,204 respectively. The Portfolio received cash collateral of $9,291,208, which was subsequently invested in a Repurchase Agreement and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At September 30, 2016, there was uninvested cash of $631,996 which is not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	Security trades on the Hong Kong exchange.
(d)

At September 30, 2016, the Portfolio held fair valued securities valued at $13,019,863, representing 5.7% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(e)	Illiquid security.
(f)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2016, amounts to $13,019,863 and represents 5.7% of net assets.

(g)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Portfolio are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Funds. For the nine months ended September 30, 2016, advisory fees paid were reduced by $4,297 relating to the Portfolio’s investment in the Liquidity Funds.

(h)

The fair value and percentage of net assets, $2,280,383 and 1.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(i)

The Portfolio is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2016, the Portfolio engaged in cross-trade sales of $430,437 which resulted in net realized losses of $38,709.

(j)

At September 30, 2016, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $97,444,320 and the aggregate gross unrealized depreciation is $5,642,809 resulting in net unrealized appreciation of $91,801,511.

Currency Abbreviations:
CNY	Chinese Yuan Renminbi.
USD	United States Dollar.

Summary of Investments • September 30, 2016 (unaudited)

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Internet & Direct Marketing Retail	$43,012,175		18.4%
Internet Software & Services	42,028,421		18.0
Software	30,505,975		13.1
Information Technology Services	16,831,213		7.2
Life Sciences Tools & Services	16,396,283		7.0
Tech Hardware, Storage & Peripherals	13,520,780		5.8
Health Care Equipment & Supplies	11,503,777		4.9
Capital Markets	11,089,440		4.8
Health Care Technology	10,182,172		4.4
Automobiles	9,929,120		4.3
Pharmaceuticals	6,838,223		2.9
Investment Company	6,388,701		2.7
Food Products	6,298,440		2.7
Hotels, Restaurants & Leisure	4,266,345		1.8
Semiconductors & Semiconductor Equipment	2,305,698		1.0
Biotechnology	1,866,024		0.8
Electronic Equipment, Instruments & Components	439,922		0.2
Other	1,151		0.0
	$233,403,860	+	100.0%

+ Does not reflect the value of securities held as collateral on loaned securities.

Morgan Stanley Variable Investment Series

Notes to Portfolio of Investments • September 30, 2016 (unaudited)

Valuation of Investments - (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Fund’s Board of Trustees (the “Trustees”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day, and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges; (3) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the New York Stock Exchange (“NYSE”); (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) swaps are marked-to-market daily based upon quotations from market makers; (7) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price).  If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between their latest bid and asked price. Unlisted options and swaps are valued by an outside pricing service approved by the Trustees or quotes from a broker or dealer; (8) certain senior collateralized loans (“Senior Loans”) are valued based on quotations received from an independent pricing service; (9) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), each a wholly owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; and (10) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value (“NAV”) as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2016.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Limited Duration
Assets:
Fixed Income Securities
Corporate Bonds	$—	$22,965,167	$—	$22,965,167
Asset-Backed Securities	—	3,242,731	—	3,242,731
Mortgages - Other	—	1,695,272	—	1,695,272
Commercial Mortgage-Backed Securities	—	692,135	—	692,135
Collateralized Mortgage Obligations - Agency Collateral Series	—	322,470	—	322,470
Sovereign	—	245,453	—	245,453
Agency Fixed Rate Mortgages	—	117,666	—	117,666
Total Fixed Income Securities	—	29,280,894	—	29,280,894
Short-Term Investments
U.S. Treasury Security	—	50,900	—	50,900
Investment Company	275,254	—	—	275,254
Total Short-Term Investments	275,254	50,900	—	326,154
Futures Contracts	5,501	—	—	5,501
Total Assets	280,755	29,331,794	—	29,612,549
Liabilities:
Futures Contract	(4,688)	—	—	(4,688)
Total	$276,067	$29,331,794	$—	$29,607,861

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2016.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Income Plus
Assets:
Fixed Income Securities
Corporate Bonds	$—	$104,792,160	$—	$104,792,160
U.S. Treasury Security	—	1,346,202	—	1,346,202
Asset-Backed Securities	—	1,105,091	—	1,105,091
Variable Rate Senior Loan Interests	—	970,298	—	970,298
Sovereign	—	560,148	—	560,148
Total Fixed Income Securities	—	108,773,899	—	108,773,899
Short-Term Investments
U.S. Treasury Security	—	1,386,276	—	1,386,276
Investment Company	925,679	—	—	925,679
Total Short-Term Investments	925,679	1,386,276	—	2,311,955
Foreign Currency Forward Exchange Contracts	—	300	—	300
Futures Contracts	26,008	—	—	26,008
Total Assets	951,687	110,160,475	—	111,112,162
Liabilities:
Foreign Currency Forward Exchange Contract	—	(2)	—	(2)
Futures Contract	(3,406)	—	—	(3,406)
Credit Default Swap Agreements	—	(86,126)	—	(86,126)
Total Liabilities	(3,406)	(86,128)	—	(89,534)
Total	$948,281	$110,074,347	$—	$111,022,628

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2016.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
European Equity
Assets:
Common Stocks
Aerospace & Defense	$—	$719,695	$—	$719,695
Auto Components	—	483,144	—	483,144
Automobiles	—	636,393	—	636,393
Banks	688,971	1,661,154	—	2,350,125
Capital Markets	—	390,087	—	390,087
Construction Materials	784,086	—	—	784,086
Diversified Telecommunication Services	659,096	513,253	—	1,172,349
Electrical Equipment	—	883,941	—	883,941
Food Products	—	1,617,160	—	1,617,160
Health Care Providers & Services	—	851,813	—	851,813
Hotels, Restaurants & Leisure	595,934	—	—	595,934
Household Products	—	992,040	—	992,040
Industrial Conglomerates	—	945,283	—	945,283
Information Technology Services	—	835,930	—	835,930
Insurance	1,476,917	881,318	—	2,358,235
Machinery	—	469,438	—	469,438
Media	708,520	—	—	708,520
Multi-Utilities	—	595,351	—	595,351
Oil, Gas & Consumable Fuels	—	2,071,909	—	2,071,909
Personal Products	—	884,411	—	884,411
Pharmaceuticals	1,188,113	2,757,280	—	3,945,393
Professional Services	—	875,481	—	875,481
Semiconductors & Semiconductor Equipment	—	786,256	—	786,256
Software	—	930,170	—	930,170
Textiles, Apparel & Luxury Goods	—	364,799	—	364,799
Tobacco	—	2,166,770	—	2,166,770
Wireless Telecommunication Services	—	920,502	—	920,502
Total Common Stocks	6,101,637	24,233,578	—	30,335,215
Short-Term Investments
Investment Company	806,424	—	—	806,424
Repurchase Agreement	—	64,778	—	64,778
Total Short-Term Investments	806,424	64,778	—	871,202
Total Assets	$6,908,061	$24,298,356	$—	$31,206,417

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2016.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Multi Cap Growth
Assets:
Common Stocks
Automobiles	$9,929,120	$—	$—	$9,929,120
Biotechnology	1,866,024	—	—	1,866,024
Capital Markets	11,089,440	—	—	11,089,440
Food Products	6,298,440	—	—	6,298,440
Health Care Equipment & Supplies	11,503,777	—	—	11,503,777
Health Care Technology	10,182,172	—	—	10,182,172
Hotels, Restaurants & Leisure	2,232,887	—	—	2,232,887
Information Technology Services	16,831,213	—	—	16,831,213
Internet & Direct Marketing Retail	36,053,602	—	—	36,053,602
Internet Software & Services	39,748,038	2,280,383	—	42,028,421
Life Sciences Tools & Services	13,489,527	—	—	13,489,527
Pharmaceuticals	6,838,223	—	—	6,838,223
Semiconductors & Semiconductor Equipment	2,305,698	—	—	2,305,698
Software	29,824,821	—	—	29,824,821
Tech Hardware, Storage & Peripherals	13,520,780	—	—	13,520,780
Total Common Stocks	211,713,762	2,280,383	—	213,994,145
Preferred Stocks	—	—	13,019,863	13,019,863
Call Option Purchased	—	1,151	—	1,151
Short-Term Investments
Investment Company	14,297,940	—	—	14,297,940
Repurchase Agreement	—	1,381,969	—	1,381,969
Total Short-Term Investments	14,297,940	1,381,969	—	15,679,909
Total Assets	$226,011,702	$3,663,503	$13,019,863	$242,695,068

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Multi Cap Growth
Preferred Stocks
Beginning Balance	$11,611,351
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	1,408,512
Realized gains (losses)	—
Ending Balance	$13,019,863

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2016	$1,408,512

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2016. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

Multi Cap Growth	Fair Value at September 30, 2016	Valuation Technique	Unobservable Input	Range		Selected Value	Impact to Valuation from an increase in input
Electronic Equipment, Instuments & Components
Preferred Stock	$439,922	Discounted Cash Flow	Weighted Average Cost of Capital	27.0%	29.0%	28.0%	Decrease
			Perpetual Growth Rate	3.0%	4.0%	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	10.8x	24.1x	19.6x	Increase
			Discount for Lack of Marketability	20.0%	20.0%	20.0%	Decrease

Hotels, Restaurants & Leisure
Preferred Stock	$2,033,458	Discounted Cash Flow	Weighted Average Cost of Capital	20.0%	22.0%	21.0%	Decrease
			Perpetual Growth Rate	2.5%	3.5%	3.0%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	2.1x	4.2x	3.2x	Increase
			Discount for Lack of Marketability	20.0%	20.0%	20.0%	Decrease

Internet & Direct Marketing Retail
Preferred Stocks	$4,485,285	Market Transaction Method	Precedent Transaction	$105.00	$105.00	$105.00	Increase

	$2,473,288	Market Transaction Method	Precedent Transaction	$48.77	$48.77	$48.77	Increase

Life Sciences Tools & Services
Preferred Stock	$2,906,756	Market Transaction Method	Precedent Transaction	$4.48	$4.48	$4.48	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	26.5%	28.5%	27.5%	Decrease
			Perpetual Growth Rate	3.0%	4.0%	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	2.0x	5.2x	4.4x	Increase
			Discount for Lack of Marketability	20.0%	20.0%	20.0%	Decrease

Software
Preferred Stock	$681,154	Discounted Cash Flow	Weighted Average Cost of Capital	19.0%	21.0%	20.0%	Decrease
			Perpetual Growth Rate	3.0%	4.0%	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	7.9x	11.1x	9.2x	Increase
			Discount for Lack of Marketability	20.0%	20.0%	20.0%	Decrease

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2016, securities with a total value of $6,101,635 transferred from Level 2 to Level 1. Securities that were valued using other significant observable inputs at December 31, 2015 were valued using unadjusted quoted prices at September 30, 2016. At September 30, 2016, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Variable Investment Series

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 17, 2016

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 17, 2016